Summary of Significant Accounting Policies - Summary of Changes in Inventory (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	$ 2,700	$ 6,440	$ 6,440	$ 1,676
Charged to cost of revenue			797	8,875
Direct write off	0	$ (1,483)	(4,538)	(4,111)
Ending balance	2,200		2,700	$ 6,440
Previously Reported [Member]
Beginning balance	$ 2,699
Ending balance			$ 2,699